RECLAMATION AND REMEDIATION PROVISIONS - Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GMC and Topia operations [Member]
Disclosure of other provisions [line items]
Total estimated cash flows, before inflation	$ 23,052	$ 18,895
Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Total estimated cash flows, before inflation	$ 44,047	$ 42,725
Weighted average risk-free rate (discount rate)	1.30%	0.80%
Guanajuato Mine Complex [Member]
Disclosure of other provisions [line items]
Weighted average risk-free rate (discount rate)	7.60%	4.60%
Topia Mine [Member]
Disclosure of other provisions [line items]
Weighted average risk-free rate (discount rate)	7.60%	4.80%
Tucano [Member]
Disclosure of other provisions [line items]
Total estimated cash flows, before inflation	$ 20,969	$ 22,594
Weighted average risk-free rate (discount rate)	11.30%	6.70%
Minimum | GMC and Topia operations [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2021	2021
Minimum | Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2022	2021
Minimum | Tucano [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2024
Maximum | GMC and Topia operations [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2043	2043
Maximum | Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2044	2049
Maximum | Tucano [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2029